INCOME TAXES	12 Months Ended
Jul. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES

5. INCOME TAXES:

     Significant components of the Company's deferred tax assets and liabilities as of July 31, 2013 and 2012 are a result of temporary differences related to the items described as follows:

	2013		2012
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$222,408	$-	$182,887	$-
Unbilled receivables	-	976,652	-	995,691
Property and equipment	-	2,557,262	-	2,176,716
Unrealized gain on marketable securities	-	150,001	-	109,471
Other	453,536	-	416,246	-
	$675,944	$3,683,915	$599,133	$3,281,878

     The Company has determined, based on its history of operating earnings and expectations for the future, that it is more likely than not that future taxable income will be sufficient to fully utilize the deferred tax assets at July 31, 2013 and 2012.

     Income taxes provided for the years ended July 31, 2013, 2012 and 2011 consist of the following:

Current:	2013	2012	2011
Federal	$30,642	$362,463	$68,845
State and City	202,358	291,537	205,155
Deferred taxes:
Federal	267,000	408,000	198,000
State and City	18,000	469,000	-
Total provision	$518,000	$1,531,000	$472,000

     Income taxes provided for the years ended July 31, 2013, 2012 and 2011 consist of the following:

	2013	2012	2011
Continuing operations	$518,000	$1,531,000	$572,000
Discontinued operations	-	-	(100,000)
Total provision	$518,000	$1,531,000	$472,000

     Components of the deferred tax provision (benefit) for the years ended July 31, 2013, 2012 and 2011 consist of the following:

	2013	2012	2011
Book depreciation exceeding tax depreciation	$380,598	$695,771	$357,354
(Increase) of rental income received in advance	(39,528)	(106,944)	(14,795)
Increase (decrease) in unbilled receivables	(19,005)	449,617	(108,692)
Other	(37,065)	(161,444)	(35,867)
	$285,000	$877,000	$198,000

     For the year ended July 31, 2012, deferred tax expense is $877,000, of which $469,000 is due to a change in the expected calculation of New York State and New York City taxes. Historically, the Company has calculated the aforementioned taxes based on capital; as such, the taxes were considered franchise taxes and were not included when calculating deferred taxes. Effective April 30, 2012, management assumes future taxes for New York State and New York City will be calculated based on income. This change in management's assumption relating to operating income in future periods for state and city deferred tax calculation increased the deferred tax asset, deferred tax liability, and deferred taxes on unrealized gain on available-for-sale securities by $145,000, $641,000, and $27,000, respectively, at July 31, 2012, with the charge to deferred tax expense for $469,000.

     Taxes provided for the years ended July 31, 2013, 2012 and 2011 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2013	2012	2011
Income before income taxes	$1,181,671	$2,801,353	$1,002,302
Dividends received deduction	(12,590)	(7,992)	(8,412)
Other-net	10,567	8,023	9,792
Adjusted pre-tax income	$1,179,648	$2,801,384	$1,003,682
Statutory rate	34%	34%	34%
Income tax provision at statutory rate	$366,444	$869,586	$336,598
State and City income taxes, net of federal income tax benefit	133,556	192,414	135,402
State and City deferred income taxes	18,000	469,000	-
Income tax provision	$518,000	$1,531,000	$472,000

     For the year ended July 31, 2012, the Company utilized a $121,103 federal net operating loss carry forward, resulting in a current federal benefit in the income tax provision of $41,175.

     The Company evaluates the effect of uncertain tax positions in accordance with the provisions of GAAP. The Company records interest and penalties relating to its tax returns and provisions as interest expense and administrative and general expenses, respectively.

     The Company's tax returns through the year ended July 31, 2006 have been audited by the various taxing authorities. Generally tax returns filed are subject to audit for three years by the appropriate taxing jurisdictions.

     In December 2011, the Internal Revenue Service (IRS) issued new Temporary Regulations that provide guidance on amounts paid to improve tangible property and acquire or produce tangible property, as well as guidance regarding the disposition of property and the expensing of supplies and materials (commonly referred to as the "Repair" Regulations). The Temporary regulations have been postponed to require implementation in tax years beginning on or after January 1, 2014. Taxpayers may elect to apply them to tax years beginning on or after January 1, 2012. The Company does not anticipate that it will have a material impact on the Company's consolidated results of operations, cash flows or financial position.